United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  04/30/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$39,755	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $39,737)	32,997
		Corporate Bonds – 97.5%
		Basic Industry - Chemicals – 1.9%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,246,395
1,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,414,231
450,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	492,304
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 6.00%, 12/10/2019	1,229,440
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	495,062
640,000		RPM International, Inc., 6.50%, 2/15/2018	682,992
510,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	548,533
1,160,000		Sherwin-Williams Co., 3.125%, 12/15/2014	1,220,752
		TOTAL	8,329,709
		Basic Industry - Metals & Mining – 4.4%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	515,829
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,078,096
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,314,610
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	520,954
400,000		ArcelorMittal, 6.125%, 6/1/2018	433,191
1,865,000		Barrick Gold Corp., 6.95%, 4/1/2019	2,293,158
1,000,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	1,096,570
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,175,344
1,465,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,628,535
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	822,655
1,900,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	2,536,129
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,231,466
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	664,469
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,644,366
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	547,041
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	676,988
		TOTAL	19,179,401
		Basic Industry - Paper – 1.0%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	573,669
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,923,552
750,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	770,850
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,088,456
		TOTAL	4,356,527
		Capital Goods - Aerospace & Defense – 1.0%
750,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	793,210
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	720,563
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	321,000
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,243,826
100,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	107,535
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	590,389
1

Principal Amount or Shares			Value
$380,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	413,457
		TOTAL	4,189,980
		Capital Goods - Building Materials – 0.5%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,044,106
1,180,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,220,799
		TOTAL	2,264,905
		Capital Goods - Construction Machinery – 0.5%
2,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	2,349,657
		Capital Goods - Diversified Manufacturing – 2.8%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	889,025
560,000		Dover Corp., Note, 5.45%, 3/15/2018	637,465
510,000		Harsco Corp., 5.75%, 5/15/2018	575,536
650,000		Hubbell, Inc., 5.95%, 6/1/2018	759,345
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	599,312
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	671,858
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	791,421
2,000,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	2,252,774
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	764,750
600,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	655,746
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,171,844
2,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	2,146,859
		TOTAL	11,915,935
		Capital Goods - Environmental – 0.5%
1,410,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, (Series 144A), 5.50%, 9/15/2019	1,546,267
375,000		Waste Management, Inc., 7.375%, 3/11/2019	457,471
		TOTAL	2,003,738
		Communications - Media & Cable – 2.0%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	898,502
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	583,387
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,428,881
490,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	558,363
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,985,112
		TOTAL	8,454,245
		Communications - Media Noncable – 1.2%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,279,863
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,240,531
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	693,712
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, (Series 144A), 4.00%, 5/17/2016	1,846,745
		TOTAL	5,060,851
		Communications - Telecom Wireless – 2.3%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,815,906
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	907,100
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, (Series 144A), 5.495%, 1/15/2017	4,744,106
1,180,000	[1,2]	SBA Tower Trust, (Series 144A), 5.101%, 4/15/2017	1,272,064
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	254,790
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	966,629
		TOTAL	9,960,595
		Communications - Telecom Wirelines – 2.6%
260,000		AT&T, Inc., 6.70%, 11/15/2013	301,888
2

Principal Amount or Shares			Value
$1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,476,357
1,560,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,545,531
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,092,743
900,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	1,005,017
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,632,083
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,004,640
900,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,087,550
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	316,679
1,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,718,173
		TOTAL	11,180,661
		Consumer Cyclical - Automotive – 2.6%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	979,804
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,831,217
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,299,561
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	1,615,480
830,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	886,071
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	3,555,585
		TOTAL	11,167,718
		Consumer Cyclical - Entertainment – 1.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,669,067
940,000		International Speedway Corp., 5.40%, 4/15/2014	1,015,381
3,150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, (Series 144A), 5.15%, 4/30/2020	3,344,839
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	531,684
1,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	1,091,880
		TOTAL	7,652,851
		Consumer Cyclical - Lodging – 0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	456,788
		Consumer Cyclical - Retailers – 0.7%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	625,913
354,409	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	355,985
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,020,074
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	254,375
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	253,750
600,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	663,000
		TOTAL	3,173,097
		Consumer Cyclical - Services – 0.6%
2,025,000		Boston University, 7.625%, 7/15/2097	2,374,724
		Consumer Non-Cyclical - Food/Beverage – 3.3%
1,800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	2,101,264
2,500,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	2,613,297
1,000,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,021,221
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,408
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,098,474
2,510,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,580,945
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,503,653
750,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	866,765
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	261,642
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	786,921
3

Principal Amount or Shares			Value
$505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	545,017
		TOTAL	14,384,607
		Consumer Non-Cyclical - Health Care – 2.5%
1,250,000		Boston Scientific Corp., 7.375%, 1/15/2040	1,343,386
2,200,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	2,266,838
1,360,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	1,453,112
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	197,111
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,746,053
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	538,639
2,000,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	2,302,081
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	913,632
		TOTAL	10,760,852
		Consumer Non-Cyclical - Pharmaceuticals – 0.2%
700,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	848,101
		Consumer Non-Cyclical - Products – 1.0%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	532,564
550,000		Philips Electronics NV, 4.625%, 3/11/2013	595,301
800,000		Whirlpool Corp., 5.50%, 3/1/2013	859,162
2,010,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,201,523
		TOTAL	4,188,550
		Consumer Non-Cyclical - Supermarkets – 0.4%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	361,557
1,000,000		Kroger Co., Note, 6.80%, 12/15/2018	1,203,687
		TOTAL	1,565,244
		Consumer Non-Cyclical - Tobacco – 0.2%
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	823,146
		Energy - Independent – 2.6%
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,636,929
1,000,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	1,052,984
500,000		Devon Energy Corp., 6.30%, 1/15/2019	588,826
350,000		Devon Financing Corp., 6.875%, 9/30/2011	372,549
650,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	742,383
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	182,219
5,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	5,246,347
660,000	[1,2]	Petroleos Mexicanos, Note, (Series 144A), 6.00%, 3/5/2020	705,701
385,909	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	402,658
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	427,949
		TOTAL	11,358,545
		Energy - Integrated – 0.4%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	10,426
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,481,262
291,213	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	298,411
		TOTAL	1,790,099
		Energy - Oil Field Services – 0.6%
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	763,491
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	513,124
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	752,042
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	664,717
		TOTAL	2,693,374
4

Principal Amount or Shares			Value
		Energy - Refining – 0.8%
$1,260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,304,059
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,777,022
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	533,907
		TOTAL	3,614,988
		Financial Institution - Banking – 19.7%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,244,647
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,629,186
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,023,592
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,861,383
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,054,979
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,453,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,320,156
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	319,069
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,094,450
680,000		Capital One Capital V, 10.25%, 8/15/2039	740,350
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,727,500
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,690,169
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,034,978
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,329,113
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,884,625
3,030,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	3,217,821
1,700,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	1,825,167
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,686,718
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,814,000
1,000,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	1,077,790
6,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	6,418,394
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,692,290
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,266,094
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,144,677
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,276,969
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,706,705
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,705,760
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,131,534
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,072,675
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,711,935
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	605,040
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,534,063
1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,475,232
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	659,607
2,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	3,061,757
960,000		PNC Funding Corp., 5.125%, 2/8/2020	1,021,133
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,058,780
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	172,074
3,764,376	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,099,882
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,599,500
870,000		Wachovia Corp., 5.75%, 2/1/2018	978,355
975,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,028,122
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,230,919
5

Principal Amount or Shares			Value
$311,803	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	338,913
		TOTAL	85,019,603
		Financial Institution - Brokerage – 5.6%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,399,597
830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, (Series 144A), 4.40%, 3/15/2018	835,857
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,561,247
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,099,365
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	634,432
3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,171,164
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	1,036,555
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	907,362
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	2,091,370
600,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	636,908
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	336,105
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	909,776
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	505,532
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,441,471
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	152,250
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	204,450
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2011	1,410,649
390,000		Nuveen Investments, 5.00%, 9/15/2010	391,950
390,000		Nuveen Investments, 5.50%, 9/15/2015	315,900
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,117,676
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,920,940
		TOTAL	24,080,556
		Financial Institution - Finance Noncaptive – 6.3%
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,023,940
2,000,000		American Express Credit Corp., 5.875%, 5/2/2013	2,206,803
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	987,500
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,000,250
1,840,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,138,209
3,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	3,244,375
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,833,158
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	3,079,139
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,848,000
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,177,192
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	342,500
2,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,541,337
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	519,550
600,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	700,870
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, (Series 144A), 6.00%, 1/14/2020	3,517,727
		TOTAL	27,160,550
		Financial Institution - Insurance - Health – 0.7%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	312,031
555,000		CIGNA Corp., 6.35%, 3/15/2018	627,308
750,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	863,870
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,193,521
		TOTAL	2,996,730
6

Principal Amount or Shares			Value
		Financial Institution - Insurance - Life – 5.3%
$1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,554,514
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,045,562
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	955,843
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	660,427
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,397,390
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,906,368
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	345,800
1,100,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, (Series 144A), 6.063%, 3/30/2040	1,215,213
735,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	790,411
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, (Series 144A), 7.625%, 6/15/2040	583,219
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,218,366
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	433,344
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	447,858
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 2.75%, 1/14/2013	2,033,395
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	3,191,016
2,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	2,891,359
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,106,439
		TOTAL	22,776,524
		Financial Institution - Insurance - P&C – 2.5%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	706,186
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,029,767
690,000		CNA Financial Corp., 6.50%, 8/15/2016	730,001
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	493,441
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	642,225
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	214,416
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	651,762
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,460,306
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	792,244
650,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	754,691
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	790,538
350,000		The Travelers Cos., Inc., Bond, 3/15/2067	335,187
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	223,107
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,935,000
		TOTAL	10,758,871
		Financial Institution - REITs – 3.8%
300,000		AMB Property LP, 6.30%, 6/1/2013	325,135
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	692,259
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,203,308
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	439,807
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,064,594
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,663,326
425,000		Liberty Property LP, 6.625%, 10/1/2017	463,723
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,167,165
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	682,245
1,120,000		Prologis, Sr. Note, 6.875%, 3/15/2020	1,075,016
1,310,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,396,634
1,400,000		Simon Property Group LP, 6.125%, 5/30/2018	1,583,612
1,990,000		Simon Property Group LP, 6.75%, 5/15/2014	2,265,108
7

Principal Amount or Shares			Value
$1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,250,857
		TOTAL	16,272,789
		Municipal Services – 0.3%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	509,303
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	859,963
		TOTAL	1,369,266
		Sovereign – 1.2%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,152,593
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,617,251
1,340,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	1,422,075
		TOTAL	5,191,919
		Technology – 2.7%
2,050,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	2,132,677
350,000		BMC Software, Inc., 7.25%, 6/1/2018	412,758
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,848,916
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,777,937
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	782,003
2,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	2,527,443
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	550,451
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	645,176
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	773,973
		TOTAL	11,451,334
		Transportation - Airlines – 0.2%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	533,464
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	456,199
		TOTAL	989,663
		Transportation - Railroads – 0.6%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	276,274
1,330,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	1,418,364
613,514		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	750,360
30,000		Union Pacific Corp., 4.875%, 1/15/2015	33,086
		TOTAL	2,478,084
		Transportation - Services – 0.5%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	953,894
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, (Series 144A), 5.25%, 10/1/2020	962,788
315,000		Ryder System, Inc., 5.95%, 5/2/2011	326,174
		TOTAL	2,242,856
		Utility - Electric – 5.8%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	458,471
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,691,655
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	476,327
830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,032,778
3,000,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,958,139
770,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	866,277
1,210,000	[1,2]	Electricite De France SA, Note, (Series 144A), 5.60%, 1/27/2040	1,300,982
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,078,176
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,730,921
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	483,979
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	298,484
8

Principal Amount or Shares			Value
$2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,165,905
850,367	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	962,281
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	739,061
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	734,773
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,779,961
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,583,128
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	545,801
900,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	913,387
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	406,310
740,000		Union Electric Co., 6.00%, 4/1/2018	825,250
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	142,038
		TOTAL	25,174,084
		Utility - Natural Gas Distributor – 0.8%
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	548,915
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	318,259
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, (Series 144A), 5.45%, 7/15/2020	414,383
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,359,004
		TOTAL	3,640,561
		Utility - Natural Gas Pipelines – 3.0%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	825,982
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,059,929
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,018,580
1,170,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,227,799
2,050,000		Enterprise Products Operating LLC, Company Guarantee, (Series O), 9.75%, 1/31/2014	2,508,661
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,053,987
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,400,495
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	863,946
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,203,633
		TOTAL	13,163,012
		TOTAL CORPORATE BONDS (IDENTIFIED COST $392,822,032)	420,865,290
		Governments/Agencies – 0.5%
		Sovereign – 0.5%
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,021,616
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,126,689
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,961,683)	2,148,305
		MUTUAL FUND – 1.0%
4,028,417	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	4,028,417
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $398,851,869)[8]	427,075,009
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[9]	4,471,926
		TOTAL NET ASSETS — 100%	$431,546,935
9

At July 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Notes 10-Year Short Futures	550	$68,096,875	September 2010	$(1,416,813)
4U. S. Treasury Bonds 30-Year Short Futures	250	$32,179,688	September 2010	$(133,352)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,550,165)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $80,637,937, which represented 18.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $77,862,431, which represented 18.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,669,067
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999 - 9/29/1999	$1,138,408	$1,106,439
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Affiliated company.
7	7-Day net yield.
8	At July 31, 2010, the cost of investments for federal tax purposes was $398,851,869. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $28,223,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,672,914 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,449,774.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$32,997	$ —	$32,997
Corporate Bonds	—	420,865,290	—	420,865,290
Governments/Agencies	—	2,148,305	—	2,148,305
Mutual Fund	4,028,417	—	—	4,028,417
TOTAL SECURITIES	$4,028,417	$423,046,592	$ —	$427,075,009
OTHER FINANCIAL INSTRUMENTS*	$(1,550,165)	$ —	$ —	$(1,550,165)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

11

Federated Short-Term Income Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.8%
		Federal Home Loan Mortgage Corporation – 0.2%
$30,274	[1]	FHLMC ARM 390260, 2.943%, 10/01/2030	31,115
118,513	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	126,382
11,613	[1]	FHLMC ARM 420196, 5.312%, 11/01/2030	12,384
43,453	[1]	FHLMC ARM 606116, 2.627%, 30 Year, 9/1/2019	44,460
1,155,653	[1]	FHLMC ARM 780443, 2.429%, 3/01/2033	1,198,761
49,748	[1]	FHLMC ARM 785167, 2.683%, 12/01/2018	50,854
		TOTAL	1,463,956
		Federal National Mortgage Association – 0.6%
54,923	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	58,570
901,112	[1]	FNMA ARM 544843, 3.597%, 10/01/2027	943,924
664,838	[1]	FNMA ARM 544852, 3.650%, 4/01/2028	697,311
753,840	[1]	FNMA ARM 544884, 3.629%, 5/01/2034	791,825
1,216,517	[1]	FNMA ARM 556379, 1.802%, 5/01/2040	1,217,409
302,309	[1]	FNMA ARM 556388, 1.802%, 5/01/2040	302,531
2,057,023	[1]	FNMA ARM 618128, 3.075%, 8/01/2033	2,120,462
		TOTAL	6,132,032
		Government National Mortgage Association – 0.0%
22,830	[1]	GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022	23,546
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,466,589)	7,619,534
		Asset-Backed Securities – 36.3%
		Auto Receivables – 17.5%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.091%, 1/15/2015	5,087,465
1,909,496		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.630%, 6/6/2012	1,915,749
10,075,799	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.388%, 10/6/2013	9,974,035
2,025,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.550%, 4/7/2014	2,077,844
3,549,000	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.428%, 4/7/2014	3,498,393
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.990%, 7/17/2017	1,859,376
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.730%, 3/9/2015	5,074,430
4,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.460%, 10/1/2018	4,003,864
2,065,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.350%, 9/9/2013	2,110,723
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.491%, 9/15/2014	2,025,263
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.910%, 3/15/2012	4,047,008
7,000,000		BMW Vehicle Owner Trust 2010-A, Class A2, 0.680%, 9/25/2012	6,999,434
4,000,000	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.670%, 12/15/2013	4,046,672
3,500,000	[2,3]	Bank of America Auto Trust 2010-1A, Class A2, 0.750%, 6/15/2012	3,502,579
1,827,544	[1]	Capital One Auto Finance Trust 2006-A, Class A4, 0.351%, 12/15/2012	1,826,989
120,035		Capital One Auto Finance Trust 2007-B, Class A3A, 5.030%, 4/15/2012	120,273
7,314,000	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.371%, 4/15/2014	7,256,015
1,079,986	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.851%, 4/16/2012	1,081,292
4,000,000		Capital One Auto Finance Trust 2007-C, Class A4, 5.230%, 7/15/2014	4,119,378
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.590%, 10/15/2013	3,813,968
3,500,000	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.620%, 11/15/2013	3,530,150
5,000,000	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.720%, 9/15/2012	5,010,941
5,000,000	[1]	Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.891%, 6/15/2013	4,917,600

Principal Amount or Shares			Value
$22,035	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.691%, 6/15/2012	22,048
1,698,948	[2,3]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.040%, 10/15/2012	1,712,616
1,907,465		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.220%, 6/15/2013	1,951,765
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.430%, 11/15/2014	2,090,124
2,750,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.620%, 3/15/2014	2,801,513
5,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.190%, 9/15/2014	5,084,913
14,787		Household Automotive Trust 2007-1, Class A3, 5.300%, 11/17/2011	14,823
1,352,390	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.841%, 4/16/2012	1,358,786
6,603,658	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	6,728,025
2,238,204		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	2,270,931
387,888		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	394,147
457,040		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	461,054
407,908		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	413,518
2,500,000	[2,3]	MMCA Automobile Trust 2010-A, Class A2, 0.750%, 4/16/2012	2,500,940
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,066,773
1,150,000		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	1,159,728
7,000,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	6,991,512
3,500,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.591%, 6/17/2013	3,471,580
5,750,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.591%, 6/17/2013	5,570,312
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,078,590
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.829%, 1/26/2015	3,792,547
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,534,313
106,776		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	106,956
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.487%, 1/15/2015	2,282,024
4,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	4,024,010
1,344,355		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	1,364,282
930,725		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	942,911
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,140,608
2,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	2,010,506
503,730		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	509,816
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,523,922
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,052,256
231,501		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	232,674
1,120,169	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.641%, 10/15/2012	1,125,217
		TOTAL	168,685,181
		Credit Card – 10.8%
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.491%, 8/15/2013	3,742,364
5,000,000	[1]	American Express Issuance Trust 2005-1, Class C, 0.671%, 8/15/2011	4,998,163
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.621%, 8/15/2013	5,931,968
1,000,000	[1]	American Express Issuance Trust 2007-1 A, Class A, 0.541%, 9/15/2011	1,000,795
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,175,965
8,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.631%, 6/15/2014	7,778,816
3,846,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	3,874,409
4,250,000	[1]	Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.631%, 3/17/2014	4,212,405
3,850,000	[1]	Chase Issuance Trust 2006-B1, Class B1, 0.491%, 4/15/2013	3,844,494
3,500,000	[1]	Chase Issuance Trust 2006-B2, Class B, 0.441%, 10/15/2012	3,501,417
2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	2,917,342
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.666%, 10/7/2013	4,961,542
5,500,000	[1]	Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.991%, 7/15/2013	5,449,628

Principal Amount or Shares			Value
$7,875,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,322,320
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.966%, 11/7/2014	2,575,248
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,451,651
5,000,000	[1]	Citibank Credit Card Issuance Trust, Class C3, 0.751%, 7/15/2014	4,811,274
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,475,511
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.691%, 10/15/2014	5,903,640
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.731%, 12/16/2013	3,477,672
3,000,000	[1]	MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.121%, 7/15/2013	2,987,703
5,000,000	[2,3]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,158,476
3,000,000	[1]	National City Credit Card Master Trust 2005-1, Class A, 0.391%, 8/15/2012	3,001,571
1,000,000	[1]	National City Credit Card Master Trust 2005-1, Class B, 0.531%, 8/15/2012	1,000,362
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.381%, 3/15/2013	998,799
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.141%, 5/15/2013	1,512,980
		TOTAL	104,066,515
		Equipment Lease – 2.5%
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.241%, 12/15/2014	1,018,008
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,103,030
4,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	4,050,794
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,139,567
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,560,704
130,513	[1]	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	130,273
7,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	7,004,375
2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,494,063
		TOTAL	24,500,814
		Home Equity Loan – 2.5%
39,755	[2,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	32,997
1,321,208	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.689%, 7/25/2035	1,274,034
320,505	[1]	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.419%, 9/25/2036	317,145
2,379,937	[1]	Carrington Mortgage Loan Trust, Class A2, 0.429%, 5/25/2036	2,381,687
201,925	[1]	Citigroup Mortgage Loan Trust Inc. 2006-FX1, Class A1, 0.429%, 10/25/2036	203,273
18,746	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.821%, 1/15/2028	12,691
817,626	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.588%, 9/20/2023	643,027
102,958	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.589%, 11/25/2036	91,920
1,195,299	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.699%, 3/25/2034	1,170,975
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,441,067
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.009%, 11/25/2034	745,525
328,248	[2,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	38,441
196,495		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	190,168
1,310,103	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,144,892
254,512	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	252,086
186,611	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.659%, 3/25/2034	133,448
4,491,021	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	4,506,362
714,423	[1]	Residential Asset Securities Corporation 2006-KS5, Class A2, 0.439%, 7/25/2036	717,566
3,921,458	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.449%, 1/25/2037	3,856,258
543,374	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	525,534
1,681,524	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.499%, 2/25/2036	1,593,448
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
3,590,162	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.479%, 5/25/2036	3,447,432
		TOTAL	24,719,976

Principal Amount or Shares			Value
		Manufactured Housing – 0.1%
$558,281		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	563,475
		Other – 2.9%
6,000,000	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.362%, 4/25/2020	6,003,744
3,662,526	[1]	Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.667%, 3/27/2024	3,463,911
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.741%, 2/15/2014	5,007,557
3,835,991	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.587%, 9/15/2020	3,786,299
4,000,000	[1]	SLM Student Loan Trust 2010-C, Class A1, 1.983%, 12/15/2017	4,000,000
2,573,239	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,627,332
3,000,000	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,999,531
		TOTAL	27,888,374
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $350,021,429)	350,424,335
		Collateralized Mortgage Obligations – 6.5%
		Commercial Mortgage – 2.0%
718,648		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	724,350
6,035,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	6,255,994
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,845,559
601,438		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	611,703
1,028,854		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	44,218
5,490,599	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,690,329
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,587,535
		TOTAL	18,759,688
		Fannie Mae – 0.4%
2,745,224	[1]	FNMA REMIC 2009-69 F, 1.179%, 4/25/2037	2,774,041
857,042	[1]	FNMA REMIC 2009-63 FB, 0.829%, 8/25/2039	858,211
		TOTAL	3,632,252
		Federal Home Loan Mortgage Corporation – 1.5%
3,996		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	4,285
58,232		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	61,347
87,387		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	92,627
107,241		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	117,842
102,299		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	111,261
1,039,388	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.691%, 2/15/2018	1,042,571
210,109		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	220,255
254,393		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	263,076
236,483		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	248,784
22,556		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	22,522
327,769		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	357,865
977,450	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.801%, 2/15/2034	976,575
5,286,542	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.741%, 7/15/2036	5,261,049
2,457,836	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.091%, 7/15/2036	2,468,415
3,036,666	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.251%, 7/15/2037	3,082,884
242,452	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	263,250
		TOTAL	14,594,608
		Federal National Mortgage Association – 1.1%
180,263		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	209,368
4,445		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,027
103,781		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	115,886
27,430		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	30,024
73,985		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	76,789

Principal Amount or Shares			Value
$98,406	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	109,505
6,943	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	7,161
643,258		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	721,024
72,926		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	78,989
348,411	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.829%, 9/25/2032	349,667
101,409		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	104,719
88,143	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.679%, 9/25/2032	88,231
177,689		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	180,758
2,775,452	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.759%, 6/25/2036	2,772,012
229,046		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	230,232
2,444,467	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.329%, 6/25/2037	2,471,507
2,671,658	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.129%, 5/25/2039	2,684,951
108,706		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	112,385
204,592		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	230,142
149,042		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	169,297
		TOTAL	10,747,674
		Non-Agency Mortgage – 1.5%
598,212	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	581,894
39,217	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.174%, 3/25/2033	32,529
184,241	[1,2]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.627%, 2/3/2029	64,484
1,092,394	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,050,700
269,945		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	274,056
111,510		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	113,753
144,560	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	93,964
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.599%, 2/25/2037	219,915
144,664		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	146,135
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.676%, 7/15/2042	4,710,312
523,927	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.025%, 9/25/2034	431,145
227,679		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	245,279
26,517	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.052%, 1/28/2027	20,153
4,578,326	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	4,652,271
485,596		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	559,899
1,196,086	[1]	Washington Mutual 2006-AR15, Class 1A, 1.253%, 11/25/2046	729,540
1,251,109	[1]	Washington Mutual 2006-AR17, Class 1A, 1.222%, 12/25/2046	753,366
120,898	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	114,238
		TOTAL	14,793,633
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $64,705,566)	62,527,855
		Corporate Bonds – 24.5%
		Basic Industry - Chemicals – 0.5%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,059,520
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,366,464
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,092,997
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,076,616
		TOTAL	4,595,597
		Basic Industry - Metals & Mining – 0.7%
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,210,857
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,067,928
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,016,859

Principal Amount or Shares			Value
$2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,265,177
		TOTAL	6,560,821
		Capital Goods - Aerospace & Defense – 0.8%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,001,171
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,652,842
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,251,545
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	403,258
1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,097,854
		TOTAL	7,406,670
		Capital Goods - Diversified Manufacturing – 0.6%
2,500,000	[1]	General Electric Co., Floating Rate Note, 0.474%, 11/1/2012	2,453,809
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,238,848
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,092,110
		TOTAL	5,784,767
		Communications - Media & Cable – 0.5%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,149,890
1,750,000		Comcast Corp., Note, 6.75%, 1/30/2011	1,801,294
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,147,920
		TOTAL	5,099,104
		Communications - Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,763,788
		Communications - Telecom Wireless – 0.7%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	512,970
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,416,486
3,000,000	[2,3]	SBA Tower Trust, (Series 144A), 4.254%, 4/15/2015	3,171,206
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	987,311
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,113,665
		TOTAL	7,201,638
		Communications - Telecom Wirelines – 0.9%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,078,564
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,184,085
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,656,000
2,000,000		Telecom Italia Capital, Company Guarantee, 5.25%, 11/15/2013	2,101,730
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	502,074
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,080,349
		TOTAL	8,602,802
		Consumer Cyclical - Automotive – 0.7%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,415,608
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	510,156
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,251,451
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	2,052,528
		TOTAL	7,229,743
		Consumer Cyclical - Entertainment – 0.2%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	543,911
1,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTNC), 5.70%, 7/15/2011	1,049,752
		TOTAL	1,593,663
		Consumer Cyclical - Retailers – 0.6%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,371,369
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,074,434

Principal Amount or Shares			Value
$665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	724,719
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,096,205
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,019,328
		TOTAL	6,286,055
		Consumer Non-Cyclical - Food/Beverage – 2.0%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,167,369
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,701,457
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,182,111
2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,821,900
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	714,854
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,635,198
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,609,066
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,049,237
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,503,460
1,425,000	[2,3]	Miller Brewing Co., Note, (Series 144A), 5.50%, 8/15/2013	1,578,482
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,043,259
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,343,675
		TOTAL	19,350,068
		Consumer Non-Cyclical - Health Care – 0.4%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	505,511
1,544,000		Boston Scientific Corp., Sr. Unsecd. Note, 4.25%, 1/12/2011	1,559,411
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	790,917
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,027,090
		TOTAL	3,882,929
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,639,480
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,322,901
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,033,948
		TOTAL	6,996,329
		Consumer Non-Cyclical - Products – 0.6%
2,000,000		Clorox Co., 6.125%, 2/1/2011	2,047,790
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,352,956
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,041,680
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,095,285
		TOTAL	5,537,711
		Consumer Non-Cyclical - Supermarkets – 0.4%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,271,892
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	762,127
1,753,000		Kroger Co., Company Guarantee, 6.80%, 4/1/2011	1,822,116
		TOTAL	3,856,135
		Consumer Non-Cyclical - Tobacco – 0.1%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,469,533
		Energy - Independent – 0.8%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,796,118
1,250,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,330,531
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,370,349
		TOTAL	7,496,998
		Energy - Integrated – 1.1%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,162,600

Principal Amount or Shares			Value
$333,450	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	341,692
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.888%, 6/22/2012	2,501,847
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,112,662
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,068,077
		TOTAL	10,186,878
		Energy - Oil Field Services – 0.4%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,381,568
2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,135,800
		TOTAL	3,517,368
		Energy - Refining – 0.2%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,617,260
		Financial Institution - Banking – 3.9%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,760,646
1,000,000		Bank of America Corp., Sub., 7.40%, 1/15/2011	1,027,730
1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	954,942
1,500,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	1,565,767
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,068,124
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,117,626
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	2,560,759
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,055,266
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,155,580
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,162,327
1,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,041,569
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,030,217
2,500,000		Morgan Stanley, Note, (Series GMTN), 5.625%, 1/9/2012	2,625,556
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,671,710
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,096,646
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,269,783
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,105,588
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,171,892
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,481,953
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,178,103
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	1,020,399
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,420,626
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,536,045
		TOTAL	38,078,854
		Financial Institution - Brokerage – 0.3%
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,826,710
		Financial Institution - Finance Noncaptive – 1.3%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,379,252
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,149,339
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,330,301
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	353,378
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, (Series MTNA), 5.45%, 1/15/2013	1,360,674
3,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 6.75%, 5/15/2011	3,130,949
1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,084,078
		TOTAL	12,787,971
		Financial Institution - Insurance - Health – 0.3%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	520,052

Principal Amount or Shares			Value
$1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,928,320
1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.436%, 7/15/2027	586,250
		TOTAL	3,034,622
		Financial Institution - Insurance - Life – 0.4%
1,500,000	[2,3]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	1,501,891
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,068,742
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	829,647
		TOTAL	3,400,280
		Financial Institution - Insurance - P&C – 0.2%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,181,931
1,250,000	[1,2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,209,375
		TOTAL	2,391,306
		Financial Institution - REITs – 0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,915,382
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,302,392
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,479,719
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,181,054
		TOTAL	7,878,547
		Technology – 0.7%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,541,268
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,361,111
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,054,766
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,068,615
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,382,331
		TOTAL	6,408,091
		Transportation - Services – 0.4%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,797,230
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,246,469
		Utility - Electric – 2.0%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,067,313
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,069,800
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	509,874
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,125,035
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,026,834
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,132,030
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,552,864
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,287,542
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,257,407
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,226,393
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,549,683
1,500,000	[2,3]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	1,522,312
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	2,014,081
		TOTAL	19,341,168
		Utility - Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	3,013,650
		Utility - Natural Gas Pipelines – 0.6%
4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,248,436

Principal Amount or Shares			Value
$1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,105,922
		TOTAL	5,354,358
		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,915,637)	236,595,113
		GOVERNMENT AGENCIES – 1.8%
		Federal Home Loan Mortgage Corporation – 1.8%
10,000,000	[6]	Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,302,937
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,142,652
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $17,012,680)	17,445,589
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
31,274		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	35,155
39,970		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	44,749
170,070		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	182,554
9,825		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	10,301
31,474		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	34,655
		TOTAL	307,414
		Federal National Mortgage Association – 0.1%
138,503		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	142,418
19,082		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	20,550
33,604		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	36,800
102,743		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	113,924
		TOTAL	313,692
		Government National Mortgage Association – 0.0%
66,842		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	76,184
10,524		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	12,176
868		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	876
		TOTAL	89,236
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $672,132)	710,342
		U.S. Treasury – 11.3%
43,969,200		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016	47,545,822
30,000,000		United States Treasury Note, 1.00%, 3/31/2012	30,267,186
10,000,000	[6]	United States Treasury Note, 2.50%, 3/31/2015	10,467,578
20,000,000	[6]	United States Treasury Note, 2.50%, 4/30/2015	20,925,000
		TOTAL U.S. TREASURY (IDENTIFIED COST $106,934,743)	109,205,586
		MUTUAL FUNDS – 18.2%;7
682,527		Emerging Markets Fixed Income Core Fund	18,012,194
3,455,363		Federated Mortgage Core Portfolio	35,417,468
85,580,167	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30%	85,580,167
1,024,972		Federated Project and Trade Finance Core Fund	10,198,475
4,198,663		High Yield Bond Portfolio	26,997,401
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $171,869,178)	176,205,705

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT – 4.4%
$42,665,000	Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232 (purchased with proceeds from securities lending collateral). (AT COST)	42,665,000
	TOTAL INVESTMENTS — 103.9% (IDENTIFIED COST $990,262,954)[9]	1,003,399,059
	OTHER ASSETS AND LIABILITIES - NET — (3.9)%[10]	(37,411,850)
	TOTAL NET ASSETS — 100%	$965,987,209

At July 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	2,211,846 Euros	$3,121,799	$242,521

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $132,632,731, which represented 13.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $132,382,692, which represented 13.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$39,737	$32,997
C-BASS ABS LLC (Series 1999-3), Class B1, 6.627%, 2/3/2029	7/9/1999	$150,818	$64,484
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$145,509	$93,964
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$38,441
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.052%, 1/28/2027	2/4/1998 - 2/5/1998	$61,933	$20,153
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	$0
4	Denotes a variable rate and WAC coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2010, the securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$41,695,515	$42,665,000
7	Affiliated companies.
8	7-Day net yield.
9	At July 31, 2010, the cost of investments for federal tax purposes was $990,243,684. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $13,155,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,885,704 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,730,329.
10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$7,619,534	$ —	$7,619,534
Asset-Backed Securities	—	350,385,894	38,441	350,424,335
Collateralized Mortgage Obligations	—	62,527,855	—	62,527,855
Corporate Bonds	—	236,595,113	—	236,595,113
Government Agencies	—	17,445,589	—	17,445,589
Mortgage-Backed Securities	—	710,342	—	710,342
U.S. Treasury	—	109,205,586	—	109,205,586
Mutual Funds	176,205,705	—	—	176,205,705
Repurchase Agreement	—	42,665,000	—	42,665,000
TOTAL SECURITIES	$176,205,705	$827,154,913	$38,441	$1,003,399,059
OTHER FINANCIAL INSTRUMENTS**	$ —	$242,521	$ —	$242,521
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging market fixed-income securities.
**	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Asset-Backed Securities
Balance as of May 1, 2010	$33,583
Change in unrealized depreciation	4,858
Balance as of July 31, 2010	$38,441
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2010.	$4,858

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010